Remittance Dates:
July 22, 2010 through August 20, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: July 22, 2010 through August 20, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 3,486,088.51	$ 3,465,844.77
2	Small General Service	$0.00703	per kWh	$ 216,553.41	$ 216,055.56
3	General Service	$0.00369	per kWh	$ 1,242,766.16	$ 1,241,881.30
4	Large General Service	$0.00200	per kWh	$ 272,545.96	$ 272,500.98
5	Large Industrial Power Service	$0.17849	per kW	$ 145,153.85	$ 145,153.85
6	Economic As-Available Service	$0.00244	per kWh	$ 96,579.87	$ 96,579.87
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,410.05	$ 10,410.05
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 140,499.63	$ 138,185.71
9	Total			$ 5,610,597.44	$ 5,586,612.09

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,586,612.09
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,586,612.09

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of August 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
August 23, 2010 through September 20, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: August 23, 2010 through September 20, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 3,522,580.12	$ 3,502,124.49
2	Small General Service	$0.00703	per kWh	$ 220,342.09	$ 219,835.49
3	General Service	$0.00369	per kWh	$ 1,159,900.37	$ 1,159,074.51
4	Large General Service	$0.00200	per kWh	$ 270,099.74	$ 270,055.18
5	Large Industrial Power Service	$0.17849	per kW	$ 145,262.70	$ 145,262.70
6	Economic As-Available Service	$0.00244	per kWh	$ 95,438.93	$ 95,438.93
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,429.21	$ 10,429.21
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 141,017.79	$ 138,695.37
9	Total			$ 5,565,070.95	$ 5,540,915.88

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,540,915.88
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,540,915.88

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of September 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title:Senior Vice President and Chief Accounting Officer

Remittance Dates:
September 21, 2010 through October 20, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: September 21, 2010 through October 20, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 3,535,335.95	$ 3,514,806.25
2	Small General Service	$0.00703	per kWh	$ 217,240.30	$ 216,740.86
3	General Service	$0.00369	per kWh	$ 1,223,584.25	$ 1,222,713.06
4	Large General Service	$0.00200	per kWh	$ 271,865.11	$ 271,820.22
5	Large Industrial Power Service	$0.17849	per kW	$ 158,556.12	$ 158,556.12
6	Economic As-Available Service	$0.00244	per kWh	$ 99,432.20	$ 99,432.20
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,407.30	$ 10,407.30
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 140,920.78	$ 138,599.96
9	Total			$ 5,657,342.01	$ 5,633,075.97

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,633,075.97
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,633,075.97

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of October 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
October 21, 2010 through November 19, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: October 21, 2010 through November 19, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 2,610,802.69	$ 2,595,641.74
2	Small General Service	$0.00703	per kWh	$ 183,719.46	$ 183,297.10
3	General Service	$0.00369	per kWh	$ 1,075,863.64	$ 1,075,097.62
4	Large General Service	$0.00200	per kWh	$ 253,192.78	$ 253,151.02
5	Large Industrial Power Service	$0.17849	per kW	$ 158,053.48	$ 158,053.48
6	Economic As-Available Service	$0.00244	per kWh	$ 49,474.62	$ 49,474.62
7	Standby and Maintenance Service	$0.01913	per kW	$ 9,368.58	$ 9,368.58
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 141,074.65	$ 138,751.29
9	Total			$ 4,481,549.90	$ 4,462,835.45

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,462,835.45
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,462,835.45

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
November 22, 2010 through December 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2010 through October 27, 2011
Remittance Dates: November 22, 2010 through December 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 2,044,318.92	$ 2,032,447.57
2	Small General Service	$0.00649	per kWh	$ 147,141.59	$ 146,803.33
3	General Service	$0.00400	per kWh	$ 1,042,082.93	$ 1,041,340.97
4	Large General Service	$0.00218	per kWh	$ 255,746.25	$ 255,704.04
5	Large Industrial Power Service	$0.20452	per kW	$ 176,339.00	$ 176,339.00
6	Economic As-Available Service	-$0.00087	per kWh	$ (22,077.69)	$ (22,077.69)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,355.85	$ 9,355.85
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 173,522.76	$ 170,665.04
9	Total			$ 3,826,429.61	$ 3,810,578.11

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,810,578.11
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,810,578.11

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of December 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
December 22, 2010 through January 21, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2010 through October 27, 2011
Remittance Dates: December 22, 2010 through January 21, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 2,141,050.30	$ 2,128,617.22
2	Small General Service	$0.00649	per kWh	$ 145,846.10	$ 145,510.81
3	General Service	$0.00400	per kWh	$ 948,317.22	$ 947,642.03
4	Large General Service	$0.00218	per kWh	$ 248,750.73	$ 248,709.68
5	Large Industrial Power Service	$0.20452	per kW	$ 177,285.31	$ 177,285.31
6	Economic As-Available Service	-$0.00087	per kWh	$ (11,548.42)	$ (11,548.42)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,312.91	$ 9,312.91
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 174,424.69	$ 171,552.09
9	Total			$ 3,833,438.84	$ 3,817,081.63

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,817,081.63
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,817,081.63

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of January 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer